DISTRIBUTIONS TO STAPLED UNITHOLDERS (Details) - CAD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 15, 2023	Feb. 15, 2023	Dec. 31, 2022	Dec. 31, 2021
Distributions to stapled unitholders
Dividends recognised as distributions to owners			$ 202,347	$ 192,782
Distributions payable			$ 16,991	16,969
Dividends payable (in cad per unit)			$ 0.267
Stapled unitholders' equity
Distributions to stapled unitholders
Dividends recognised as distributions to owners			$ 202,306	$ 192,628
Distributions payable (in cad per unit)			$ 3.11	$ 3.01
Distributions
Distributions to stapled unitholders
Distributions declared	$ 17,000	$ 17,000
Distributions declared (in cad per unit)	$ 0.267	$ 0.267